EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interests In Other Entities [Abstract]
Balance at beginning of year	$ 166	$ 492
Acquisitions through business combinations	231	0
Additions	208	0
Dispositions	0	(289)
Share of net income	69	68	$ 4
Share of other comprehensive income	(5)	(79)
Distributions received	(59)	(25)
Foreign currency translation	(1)	(1)
Balance at end of period	$ 609	$ 166	$ 492